QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTMLLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400
 Registrant's telephone number, including area code:

Date of fiscal year end: 04/30

 Date of reporting period: 01/31/2020

ITEM 1. SCHEDULE OF INVESTMENTS

APPLIED FINANCE CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)
		Shares	Fair Value
99.57%	COMMON STOCKS

5.69%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	10,553	$617,139
	Charter Communications, Inc. - Class A*	1,321	683,565
	Facebook, Inc. - Class A*	3,117	629,353
	Sirius XM Holdings Inc.	88,166	623,334
	ViacomCBS Inc. - Class B	14,529	495,875
			3,049,266

12.39%	CONSUMER DISCRETIONARY
	AMC Networks Inc. - Class A*	14,490	530,189
	AutoZone, Inc.*	562	594,574
	Booking Holdings Inc.*	313	572,962
	BorgWarner Inc.	15,933	546,343
	Hanesbrands Inc.	42,843	589,520
	Macy's Inc.	34,563	551,280
	Marriott International, Inc. - Class A	4,678	655,201
	Omnicom Group Inc.	9,332	702,793
	O'Reilly Automotive, Inc.*	1,343	545,392
	PulteGroup, Inc.	15,141	676,046
	Toll Brothers, Inc.	15,276	677,643
			6,641,943

7.08%	CONSUMER STAPLES
	Church & Dwight Co., Inc.	8,797	652,913
	The J.M. Smucker Co.	6,096	631,607
	Monster Beverage Corp.*	11,132	741,391
	Tyson Foods, Inc. - Class A	6,890	569,321
	Walgreens Boots Alliance, Inc.	11,547	587,165
	Walmart Inc.	5,376	615,498
			3,797,895

3.69%	ENERGY
	Kinder Morgan, Inc.	35,205	734,728
	Marathon Petroleum Corp.	10,117	551,376
	Valero Energy Corp.	8,185	690,077
			1,976,181

13.23%	FINANCIALS
	Ally Financial Inc.	19,630	628,749
	American Express Co.	4,992	648,311
	Ameriprise Financial, Inc.	4,076	674,211
	Capital One Financial Corp.	7,290	727,542
	Credit Acceptance Corp.*	1,346	577,407
	Discover Financial Services	8,329	625,758
	Lincoln National Corp.	10,218	556,677
	Morgan Stanley	13,501	705,562
	OneMain Holdings, Inc.	13,974	592,078
	Prudential Financial, Inc.	7,003	637,693
	S&P Global Inc.	2,447	718,757
			7,092,745

APPLIED FINANCE CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value

13.04%	HEALTH CARE
	AbbVie Inc.	7,324	$593,390
	Amgen Inc.	3,177	686,391
	Anthem, Inc.	2,268	601,655
	Centene Corp.*	10,592	665,284
	Cerner Corp.	9,054	650,349
	Gilead Sciences, Inc.	10,220	645,904
	HCA Healthcare, Inc.	4,602	638,758
	Johnson & Johnson	4,359	648,924
	Merck & Co., Inc.	7,603	649,600
	Molina Healthcare, Inc.*	4,724	580,910
	Stryker Corp.	2,991	630,204
			6,991,369

9.43%	INDUSTRIAL
	Allison Transmission Holdings, Inc.	14,704	649,917
	HD Supply Holdings, Inc.*	15,792	643,366
	Sensata Technologies Holding PLC*	12,693	599,998
	TransDigm Group Inc.	1,156	743,632
	Union Pacific Corp.	3,773	676,952
	United Airlines Holdings, Inc.*	7,558	565,338
	United Rentals, Inc.*	3,819	518,200
	Verisk Analytics, Inc.	4,063	660,116
			5,057,519

24.47%	INFORMATION TECHNOLOGY
	Alphabet Inc. - Class A*	437	626,125
	Arrow Electronics, Inc.	7,373	559,906
	Broadcom Inc.	2,162	659,756
	CDW Corp.	4,376	570,849
	Fidelity National Information Services, Inc.	4,653	668,450
	Fiserv, Inc.*	5,945	705,136
	FleetCor Technologies, Inc.*	2,069	652,211
	Hewlett Packard Enterprise Co.	40,456	563,552
	Intel Corp.	10,932	698,883
	Jabil Inc.	17,774	691,231
	KLA Corp.	3,858	639,425
	Leidos Holdings, Inc.	7,507	754,228
	Mastercard Inc. - Class A	2,248	710,233
	NCR Corp.*	19,766	666,510
	ON Semiconductor Corp.*	29,636	686,073
	Qorvo, Inc.*	5,304	561,481
	Visa Inc. - Class A	3,513	698,982
	The Western Union Co.	23,379	628,895
	Xerox Holdings Corp.	18,499	658,009
	Zebra Technologies Corp.*	3,025	723,035
			13,122,970

2.56%	MATERIALS
	Celanese Corp. - Class A	6,180	639,630
	The Sherwin-Williams Co.	1,312	730,771
			1,370,401

3.72%	REAL ESTATE
	CBRE Group, Inc. - Class A	10,637	649,389
	Medical Properties Trust, Inc.	33,840	749,556
	VEREIT, Inc.	61,202	597,332
			1,996,277

1.33%	TELECOMMUNICATIONS
	Verizon Communications Inc.	12,044	715,895

2.94%	UTILITIES
	The AES Corp.	29,071	577,350
	Exelon Corp.	11,571	550,664
	Vistra Energy Corp.	19,988	450,130
			1,578,144

99.57%	TOTAL COMMON STOCKS		53,390,605

0.35%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%**	187,332	187,332

99.92%	TOTAL INVESTMENTS		53,577,937
0.08%	Other assets, net of liabilities		44,698
100.00%	NET ASSETS		$53,622,635

* Non-income producing

** Effective 7 day yield as of January 31, 2020

APPLIED FINANCE CORE FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$53,390,605	$—	$—	$53,390,605
Money Market Funds	187,332	—	—	187,332
Total Investments	$53,577,937	$—	$—	$53,577,937

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $44,160,426 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,535,698
Gross unrealized depreciation	(2,118,187)
Net unrealized appreciation	$9,417,511

APPLIED FINANCE DIVIDEND FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)
		Shares	Fair Value
97.27%	COMMON STOCKS

15.90%	CONSUMER DISCRETIONARY
	Carnival Corp.	5,574	$242,636
	Darden Restaurants, Inc.	2,628	305,978
	General Motors Co.	7,770	259,440
	Hasbro, Inc.	2,716	276,679
	Kohl's Corp.	5,627	240,554
	Target Corp.	2,226	246,507
			1,571,794

5.46%	CONSUMER STAPLES
	Unilever NV	5,017	292,391
	Walgreens Boots Alliance, Inc.	4,878	248,046
			540,437

2.57%	ENERGY
	Chevron Corp.	2,374	254,350

19.16%	FINANCIALS
	Ameriprise Financial, Inc.	1,708	282,520
	Huntington Bancshares Inc.	18,896	256,419
	JPMorgan Chase & Co.	2,082	275,574
	PNC Financial Services Group, Inc.	1,791	266,053
	Prudential Financial, Inc.	3,030	275,912
	The Travelers Cos., Inc.	2,097	276,007
	Truist Financial Corp.	5,084	262,182
			1,894,667

20.10%	HEALTH CARE
	Abbott Laboratories	3,271	285,035
	Eli Lilly and Co.	2,178	304,136
	Johnson & Johnson	1,951	290,445
	Merck & Co., Inc.	3,114	266,060
	Novartis AG	3,011	284,570
	Omega Healthcare Investors, Inc.	6,864	287,945
	Pfizer, Inc.	7,266	270,586
			1,988,777

8.87%	INDUSTRIAL
	Eaton Corp. PLC	3,003	283,693
	Norfolk Southern Corp.	1,470	306,069
	Raytheon Co.	1,299	287,001
			876,763

11.82%	INFORMATION TECHOLOGY
	Accenture PLC - Class A	1,355	278,060
	Cisco Systems, Inc.	5,940	273,062
	Intel Corp.	4,824	308,398
	Microsoft Corp.	1,815	308,967
			1,168,487

2.39%	MATERIALS
	LyondellBasell Industries NV - Class A	3,023	235,371

2.59%	REAL ESTATE
	Service Properties Trust	11,870	256,155

2.80%	TELECOMMUNICATION SERVICES
	Verizon Communications Inc.	4,653	276,574

5.61%	UTILITIES
	Public Service Enterprise Group Inc.	4,875	288,600
	UGI Corp.	6,391	265,802
			554,402

97.27%	TOTAL COMMON STOCKS		9,617,777

1.70%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%*	167,802	167,802

98.96%	TOTAL INVESTMENTS		9,785,579
1.04%	Other assets, net of liabilities		102,380
100.00%	NET ASSETS		$9,887,959

* Effective 7 day yield as of January 31, 2020

APPLIED FINANCE DIVIDEND FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks	$9,617,777	$—	$—	$9,617,777
Money Market Funds	167,802	—	—	167,802
Total Investments	$9,785,579	$—	$—	$9,785,579

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $9,563,802 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$558,321
Gross unrealized depreciation	(336,544)
Net unrealized appreciation	$221,777

APPLIED FINANCE EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value
94.60%	COMMON STOCKS

13.25%	CONSUMER DISCRETIONARY
	AMC Networks Inc. - Class A*	6,567	$240,287
	Asbury Automotive Group, Inc.*	2,040	196,758
	Dillard's, Inc.	2,627	159,511
	Everi Holdings Inc.*	16,480	206,000
	Extended Stay America, Inc.	13,076	168,942
	Frontdoor, Inc.*	3,746	159,505
	KB Home	7,560	283,878
	M.D.C. Holdings, Inc.	5,317	224,058
	National CineMedia, Inc.	34,986	258,197
	Rent-A-Center, Inc.	7,229	210,581
	Sleep Number Corp.*	5,724	295,301
	Winnebago Industries, Inc.	4,520	247,515
			2,650,533

2.42%	CONSUMER STAPLES
	Sprouts Farmers Market, Inc.*	9,934	155,268
	TreeHouse Foods, Inc.*	4,140	184,644
	Turning Point Brands, Inc.	6,341	144,828
			484,740

2.73%	ENERGY
	Arch Coal, Inc. - Class A	3,208	165,308
	Dorian LPG Ltd.*	15,062	197,613
	PBF Energy Inc. - Class A	6,725	183,592
			546,513

16.77%	FINANCIALS
	American Equity Investment Life Holding Co.	8,181	216,060
	Credit Acceptance Corp.*	433	185,748
	Encore Capital Group, Inc.*	4,571	155,185
	Enova International, Inc.*	8,344	209,101
	Evercore Inc. - Class A	2,183	167,261
	Flagstar Bancorp, Inc.	4,598	162,033
	FS KKR Capital Corp.	29,583	183,119
	MGIC Investment Corp.	15,268	210,546
	Navient Corp.	13,120	188,666
	NMI Holdings, Inc. - Class A*	5,898	188,264
	PennyMac Financial Services, Inc.	5,648	190,451
	Primerica, Inc.	1,777	210,681
	Prospect Capital Corp.	34,321	223,430
	Radian Group Inc.	7,412	181,520
	Virtus Investment Partners, Inc.	1,714	210,873
	Walker & Dunlop, Inc.	3,753	249,087
	Western Asset Mortgage Capital Corp.	20,992	222,725
			3,354,750

17.15%	HEALTH CARE
	Allscripts Healthcare Solutions, Inc.*	19,827	170,116
	Amedisys, Inc.*	1,359	239,850
	AMN Healthcare Services, Inc.*	2,988	201,331
	ANI Pharmaceuticals, Inc.*	2,660	164,920
	Anika Therapeutics, Inc.	4,096	168,387
	Eagle Pharmaceuticals, Inc.*	3,777	203,278
	Emergent BioSolutions, Inc.*	4,684	258,042
	Encompass Health Corp.	2,871	221,153
	Innoviva, Inc.*	14,687	202,754
	Integer Holdings Corp.*	2,757	235,448
	Lantheus Holdings, Inc.*	7,741	135,545
	Medpace Holdings, Inc.*	2,156	184,446
	Natus Medical Inc.*	6,384	199,755
	NuVasive, Inc.*	2,790	215,165
	PRA Health Sciences, Inc.*	1,765	178,812
	Prestige Consumer Healthcare Inc.*	6,633	269,034
	Tenet Healthcare Corp.*	5,754	182,057
			3,430,093

APPLIED FINANCE EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

		Shares	Fair Value
15.25%	INDUSTRIAL
	Allegiant Travel Co.	1,378	$231,559
	Atkore International Group Inc.*	4,684	185,955
	Avis Budget Group, Inc.*	6,475	212,380
	BMC Stock Holdings, Inc.*	7,123	207,885
	Builders FirstSource, Inc.*	9,313	230,916
	Continental Building Products, Inc.*	5,235	193,643
	Deluxe Corp.	4,904	236,373
	Foundation Building Materials, Inc.*	11,705	208,700
	Generac Holdings Inc.*	1,882	194,956
	Marten Transport, Ltd.	8,900	184,764
	MasTec, Inc.*	2,881	166,378
	Meritor, Inc.*	8,778	192,326
	SkyWest, Inc.	3,872	213,618
	Thermon Group Holdings, Inc.*	8,038	190,501
	Trinity Industries, Inc.	9,881	200,881
			3,050,835

14.47%	INFORMATION TECHNOLOGY
	Anixter International Inc.*	2,916	284,602
	Belden Inc.	3,379	166,483
	Ciena Corp.*	4,621	187,936
	Cirrus Logic, Inc.*	3,260	250,401
	Conduent Inc.*	24,348	104,209
	Diodes Inc.*	4,784	247,046
	Ichor Holdings, Ltd.	6,074	202,811
	Insight Enterprises, Inc.*	3,048	200,772
	j2 Global, Inc.	2,512	240,800
	Rambus, Inc.	13,947	221,339
	SMART Global Holdings, Inc.*	5,845	176,285
	Synaptics Inc.*	3,505	233,748
	Tech Data Corp.*	1,432	206,122
	Xperi Corp.	10,716	172,420
			2,894,974

2.88%	MATERIALS
	Kaiser Aluminum Corp.	1,833	183,575
	Kraton Corp.*	5,913	97,269
	SunCoke Energy, Inc.	20,009	117,653
	Verso Corp. - Class A*	10,546	177,700
			576,197

6.54%	REAL ESTATE
	Chatham Lodging Trust	11,432	186,913
	Empire State Realty Trust, Inc. - Class A	15,206	206,193
	Mack-Cali Realty Corp.	8,899	195,422
	RLJ Lodging Trust	10,280	159,957
	Ryman Hospitality Properties, Inc.	2,318	197,100
	Tanger Factory Outlet Centers, Inc.	11,728	171,581
	Xenia Hotels & Resorts, Inc.	10,217	190,956
			1,308,122

3.14%	UTILITIES
	Clearway Energy, Inc. - Class C	9,771	206,852
	PNM Resources, Inc.	4,681	253,851
	Unitil Corp.	2,713	167,365
			628,068

94.60%	TOTAL COMMON STOCKS		18,924,825

2.00%	EXCHANG TRADED FUNDS

	SMALL CAP
	iShares Russell 2000 ETF	2,500	401,325

2.00%	TOTAL EXCHANGE TRADED FUNDS		401,325

4.42%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%**	883,741	883,741

101.02%	TOTAL INVESTMENTS		20,209,891
-1.02%	Liabilities in excess of other assets		(204,693)
100.00%	NET ASSETS		$20,005,198

* Non-income producing

** Effective 7 day yield as of January 31, 2020

APPLIED FINANCE EXPLORER FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$18,924,825	$—	$—	$18,924,825
Exchange Traded Fund	$401,325	—	—	$401,325
Money Market Funds	883,741	—	—	883,741
Total Investments	$20,209,891	$—	$—	$20,209,891

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,500,042 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,246,482
Gross unrealized depreciation	(1,536,633)
Net unrealized appreciation	$1,709,849

APPLIED FINANCE SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)
		Shares	Fair Value
98.37%	COMMON STOCKS

12.52%	CONSUMER DISCRETIONARY
	Aptiv PLC	29,898	$2,535,051
	Darden Restaurants, Inc.	24,842	2,892,354
	LKQ Corp.*	85,121	2,782,180
	Lowe's Cos., Inc.	23,725	2,757,794
	Target Corp.	24,382	2,700,063
	The Walt Disney Co.	27,024	3,737,689
			17,405,131

9.28%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	14,302	2,693,067
	CVS Health Corp.	37,404	2,536,739
	Tyson Foods, Inc. - Class A	32,116	2,653,745
	Walgreens Boots Alliance, Inc.	47,580	2,419,443
	Walmart Inc.	22,734	2,602,816
			12,905,810

3.85%	ENERGY
	Chevron Corp.	11,556	1,238,110
	ConocoPhillips	23,891	1,419,842
	National Oilwell Varco, Inc.	64,701	1,333,488
	Valero Energy Corp.	16,116	1,358,740
			5,350,180

12.90%	FINANCIALS
	The Allstate Corp.	22,564	2,674,737
	Ameriprise Financial, Inc.	16,086	2,660,785
	Bank of America Corp.	80,892	2,655,684
	Capital One Financial Corp.	25,888	2,583,622
	JPMorgan Chase & Co.	20,049	2,653,686
	The Travelers Cos., Inc.	18,769	2,470,376
	Unum Group	83,875	2,238,624
			17,937,514

10.97%	HEALTH CARE
	Alexion Pharmaceuticals, Inc.*	23,987	2,384,068
	Danaher Corp.	17,260	2,776,616
	McKesson Corp.	18,294	2,608,907
	Merck & Co., Inc.	30,000	2,563,200
	Pfizer, Inc.	64,728	2,410,471
	Thermo Fisher Scientific Inc.	8,041	2,518,361
			15,261,623

8.83%	INDUSTRIAL
	Alaska Air Group, Inc.	29,802	1,924,911
	Cummins Inc.	11,864	1,897,884
	Quanta Services, Inc.	51,384	2,011,684
	Roper Technologies, Inc.	5,769	2,201,796
	Stanley Black & Decker, Inc.	13,413	2,137,093
	Union Pacific Corp.	11,724	2,103,520
			12,276,888

29.29%	INFORMATION TECHOLOGY
	Alphabet Inc. - Class A*	2,802	4,014,650
	Apple Inc.	15,056	4,659,983
	Cisco Systems, Inc.	76,796	3,530,312
	Facebook, Inc. - Class A*	19,186	3,873,845
	Fiserv, Inc.*	33,248	3,943,545
	HP Inc.	189,768	4,045,854
	Intel Corp.	65,383	4,179,935
	International Business Machines Corp.	26,572	3,819,194
	Mastercard Inc. - Class A	12,941	4,088,579
	NVIDIA Corp.	19,315	4,566,645
			40,722,542

APPLIED FINANCE SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)
		Shares	Fair Value
2.30%	MATERIALS
	CF Industries Holdings, Inc.	36,490	$1,469,817
	Ecolab Inc.	8,771	1,720,081
			3,189,898

2.73%	REAL ESTATE
	Host Hotels & Resorts, Inc.	232,627	3,801,125

2.59%	TELECOMMUNICATION SERVICES
	Verizon Communications Inc.	60,656	3,605,393

3.11%	UTILITIES
	DTE Energy Co.	16,782	2,225,461
	Public Service Enterprise Group Inc.	35,567	2,105,566
			4,331,027

98.37%	TOTAL COMMON STOCKS		136,787,131

0.70%	EXCHANGE TRADED FUNDS

0.70%	LARGE CAP
	iShares Core S&P 500 ETF	3,000	969,720

0.70%	TOTAL EXCHANGE TRADED FUNDS		969,720

0.84%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund Institutional Class 1.47%**	1,163,938	1,163,938

99.91%	TOTAL INVESTMENTS		138,920,789
0.09%	Other assets, net of liabilities		125,774
100.00%	NET ASSETS		$139,046,563

* Non-income producing
** Effective 7 day yield as of January 31, 2020

APPLIED FINANCE SELECT FUND
SCHEDULE OF INVESTMENTS
January 31, 2020 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment.

Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2020:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$136,787,131	$—	$—	$136,787,131
Exchange Traded Fund	$969,720	—	—	$969,720
Money Market Funds	1,163,938	—	—	1,163,938
Total Investments	$138,920,789	$—	$—	$138,920,789

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2020.

At January 31, 2020, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $124,998,407 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$18,486,276
Gross unrealized depreciation	(4,563,894)
Net unrealized appreciation	$13,922,382

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	March 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	March 27, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	March 27, 2020